Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,150,355.95

Principal:
Principal Collections	$30,291,722.69
Prepayments in Full	$31,643,423.76
Liquidation Proceeds	$171,654.70
Recoveries	$0.00
Sub Total	$62,106,801.15
Collections	$67,257,157.10

Purchase Amounts:
Purchase Amounts Related to Principal	$49,797.13
Purchase Amounts Related to Interest	$73.86
Sub Total	$49,870.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$67,307,028.09

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$67,307,028.09
Servicing Fee	$1,160,619.93	$1,160,619.93	$0.00	$0.00	$66,146,408.16
Interest - Class A-1 Notes	$46,886.37	$46,886.37	$0.00	$0.00	$66,099,521.79
Interest - Class A-2 Notes	$175,162.50	$175,162.50	$0.00	$0.00	$65,924,359.29
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$65,661,049.29
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$65,559,114.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,559,114.29
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$65,502,506.46
Second Priority Principal Payment	$20,139,900.99	$20,139,900.99	$0.00	$0.00	$45,362,605.47
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$45,320,451.14
Third Priority Principal Payment	$29,410,000.00	$29,410,000.00	$0.00	$0.00	$15,910,451.14
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$15,853,591.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,853,591.81
Regular Principal Payment	$157,301,718.06	$15,853,591.81	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$67,307,028.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$20,139,900.99
Third Priority Principal Payment					$29,410,000.00
Regular Principal Payment					$15,853,591.81
Total					$65,403,492.80
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$65,403,492.80	$188.00	$46,886.37	$0.13	$65,450,379.17	$188.13
Class A-2 Notes	$0.00	$0.00	$175,162.50	$0.38	$175,162.50	$0.38
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$65,403,492.80	$43.61	$742,915.36	$0.50	$66,146,408.16	$44.11

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$206,851,619.05	0.5945721	$141,448,126.25	0.4065770
Class A-2 Notes	$467,100,000.00	1.0000000	$467,100,000.00	1.0000000
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$1,358,681,619.05	0.9059508	$1,293,278,126.25	0.8623406

Pool Information
Weighted Average APR	4.242%	4.213%
Weighted Average Remaining Term	53.53	52.63
Number of Receivables Outstanding	63,521	61,453
Pool Balance	$1,392,743,914.02	$1,330,496,241.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,340,039,249.47	$1,279,721,718.06
Pool Factor	0.9120790	0.8713143

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$19,957,443.62
Yield Supplement Overcollateralization Amount	$50,774,523.50
Targeted Overcollateralization Amount	$63,096,971.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,218,115.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		208	$91,074.18
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$91,074.18
Cumulative Net Losses Last Collection Period			$45,511.32
Cumulative Net Losses for all Collection Periods			$136,585.50

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.08%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.73%	412	$9,720,348.58
61-90 Days Delinquent	0.06%	32	$804,134.44
91-120 Days Delinquent	0.00%	3	$63,534.85
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.80%	447	$10,588,017.87

Repossession Inventory:
Repossessed in the Current Collection Period		29	$827,573.00
Total Repossessed Inventory		32	$874,824.16

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0004%
Preceding Collection Period			0.0379%
Current Collection Period			0.0803%
Three Month Average			0.0395%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0015%
Preceding Collection Period			0.0441%
Current Collection Period			0.0570%
Three Month Average			0.0342%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer